Fair Value of Financial Assets and Liabilities-Level hierarchy classification and figures (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Level hierarchy classification and figures
Financial Assets	$ 4,312,504	$ 4,390,903
Financial Liabilities	$ 1,528,234	1,392,995
Instruments of level 3 have denomination Investment Grade	80.00%
Financial instruments correspond to domestic issuers	100.00%
Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	$ 1,478,533	1,220,092
Financial Liabilities	1,490,252	1,306,777
Hedge derivative contracts
Level hierarchy classification and figures
Financial Assets	35,414	27,849
Financial Liabilities	37,982	86,218
Fair value hedge
Level hierarchy classification and figures
Financial Assets	1,116	277
Financial Liabilities	6,164	5,330
Cash Flow hedge
Level hierarchy classification and figures
Financial Assets	34,298	27,572
Financial Liabilities	31,818	80,888
Financial assets held-for-trading
Level hierarchy classification and figures
Financial Assets	1,745,366	1,538,578
Financial assets held-for-trading | Instruments issued by the Chilean Governments and Central Bank of Chile
Level hierarchy classification and figures
Financial Assets	1,523,472	1,317,164
Financial assets held-for-trading | Other instruments issued in Chile
Level hierarchy classification and figures
Financial Assets	129,607	221,092
Financial assets held-for-trading | Instruments issued by foreign institutions
Level hierarchy classification and figures
Financial Assets	4,446	322
Derivatives
Level hierarchy classification and figures
Financial Assets	1,513,947	1,247,941
Forwards | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	735,444	506,614
Financial Liabilities	631,089	575,137
Swaps | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	738,130	710,123
Financial Liabilities	854,708	727,765
Call Options | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	4,839	514
Financial Liabilities	2,921	472
Put Options | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	120	2,841
Financial Liabilities	1,534	3,403
Financial assets available-for-sale
Level hierarchy classification and figures
Financial Assets		1,526,315
Financial assets available-for-sale | Instruments issued by the Chilean Governments and Central Bank of Chile
Level hierarchy classification and figures
Financial Assets		356,368
Financial assets available-for-sale | Other instruments issued in Chile
Level hierarchy classification and figures
Financial Assets		1,168,913
Financial assets available-for-sale | Instruments issued by foreign institutions
Level hierarchy classification and figures
Financial Assets		1,034
Other assets
Level hierarchy classification and figures
Financial Assets		78,069
Mutual fund investments
Level hierarchy classification and figures
Financial Assets	87,841	78,069
Financial assets at fair value through other comprehensive income
Level hierarchy classification and figures
Financial Assets	1,053,191	1,526,315
Financial assets at fair value through other comprehensive income | Debt instruments
Level hierarchy classification and figures
Financial Assets	1,043,440
Financial assets at fair value through other comprehensive income | Trading equity instruments
Level hierarchy classification and figures
Financial Assets	9,751
Financial assets at fair value through other comprehensive income | Instruments issued by the Chilean Governments and Central Bank of Chile | Debt instruments
Level hierarchy classification and figures
Financial Assets	164,222
Financial assets at fair value through other comprehensive income | Other instruments issued in Chile | Debt instruments
Level hierarchy classification and figures
Financial Assets	770,674
Financial assets at fair value through other comprehensive income | Other instruments issued in Chile | Trading equity instruments
Level hierarchy classification and figures
Financial Assets	8,939
Financial assets at fair value through other comprehensive income | Instruments issued by foreign institutions | Debt instruments
Level hierarchy classification and figures
Financial Assets	108,544
Financial assets at fair value through other comprehensive income | Instruments issued by foreign institutions | Trading equity instruments
Level hierarchy classification and figures
Financial Assets	812
Level 1
Level hierarchy classification and figures
Financial Assets	372,497	932,661
Level 1 | Financial assets held-for-trading
Level hierarchy classification and figures
Financial Assets	272,642	624,312
Level 1 | Financial assets held-for-trading | Instruments issued by the Chilean Governments and Central Bank of Chile
Level hierarchy classification and figures
Financial Assets	178,692	623,276
Level 1 | Financial assets held-for-trading | Other instruments issued in Chile
Level hierarchy classification and figures
Financial Assets	1,663	714
Level 1 | Financial assets held-for-trading | Instruments issued by foreign institutions
Level hierarchy classification and figures
Financial Assets	4,446	322
Level 1 | Financial assets available-for-sale
Level hierarchy classification and figures
Financial Assets		230,280
Level 1 | Financial assets available-for-sale | Instruments issued by the Chilean Governments and Central Bank of Chile
Level hierarchy classification and figures
Financial Assets		229,296
Level 1 | Financial assets available-for-sale | Instruments issued by foreign institutions
Level hierarchy classification and figures
Financial Assets		984
Level 1 | Other assets
Level hierarchy classification and figures
Financial Assets		78,069
Level 1 | Mutual fund investments
Level hierarchy classification and figures
Financial Assets	87,841	78,069
Level 1 | Financial assets at fair value through other comprehensive income
Level hierarchy classification and figures
Financial Assets	99,855	230,280
Level 1 | Financial assets at fair value through other comprehensive income | Debt instruments
Level hierarchy classification and figures
Financial Assets	99,132
Level 1 | Financial assets at fair value through other comprehensive income | Trading equity instruments
Level hierarchy classification and figures
Financial Assets	723
Level 1 | Financial assets at fair value through other comprehensive income | Instruments issued by the Chilean Governments and Central Bank of Chile | Debt instruments
Level hierarchy classification and figures
Financial Assets	99,132
Level 1 | Financial assets at fair value through other comprehensive income | Instruments issued by foreign institutions | Trading equity instruments
Level hierarchy classification and figures
Financial Assets	723
Level 2
Level hierarchy classification and figures
Financial Assets	3,896,031	3,403,915
Financial Liabilities	1,528,234	1,392,995
Level 2 | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	1,478,533	1,220,092
Financial Liabilities	1,490,252	1,306,777
Level 2 | Hedge derivative contracts
Level hierarchy classification and figures
Financial Assets	35,414	27,849
Financial Liabilities	37,982	86,218
Level 2 | Fair value hedge
Level hierarchy classification and figures
Financial Assets	1,116	277
Financial Liabilities	6,164	5,330
Level 2 | Cash Flow hedge
Level hierarchy classification and figures
Financial Assets	34,298	27,572
Financial Liabilities	31,818	80,888
Level 2 | Financial assets held-for-trading
Level hierarchy classification and figures
Financial Assets	1,451,858	906,254
Level 2 | Financial assets held-for-trading | Instruments issued by the Chilean Governments and Central Bank of Chile
Level hierarchy classification and figures
Financial Assets	1,344,780	693,888
Level 2 | Financial assets held-for-trading | Other instruments issued in Chile
Level hierarchy classification and figures
Financial Assets	107,078	212,366
Level 2 | Derivatives
Level hierarchy classification and figures
Financial Assets	1,513,947	1,247,941
Level 2 | Forwards | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	735,444	506,614
Financial Liabilities	631,089	575,137
Level 2 | Swaps | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	738,130	710,123
Financial Liabilities	854,708	727,765
Level 2 | Call Options | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	4,839	514
Financial Liabilities	2,921	472
Level 2 | Put Options | Derivative contracts for trading purposes
Level hierarchy classification and figures
Financial Assets	120	2,841
Financial Liabilities	1,534	3,403
Level 2 | Financial assets available-for-sale
Level hierarchy classification and figures
Financial Assets		1,249,720
Level 2 | Financial assets available-for-sale | Instruments issued by the Chilean Governments and Central Bank of Chile
Level hierarchy classification and figures
Financial Assets		127,072
Level 2 | Financial assets available-for-sale | Other instruments issued in Chile
Level hierarchy classification and figures
Financial Assets		1,122,648
Level 2 | Financial assets at fair value through other comprehensive income
Level hierarchy classification and figures
Financial Assets	930,226	1,249,720
Level 2 | Financial assets at fair value through other comprehensive income | Debt instruments
Level hierarchy classification and figures
Financial Assets	921,287
Level 2 | Financial assets at fair value through other comprehensive income | Trading equity instruments
Level hierarchy classification and figures
Financial Assets	8,939
Level 2 | Financial assets at fair value through other comprehensive income | Instruments issued by the Chilean Governments and Central Bank of Chile | Debt instruments
Level hierarchy classification and figures
Financial Assets	65,090
Level 2 | Financial assets at fair value through other comprehensive income | Other instruments issued in Chile | Debt instruments
Level hierarchy classification and figures
Financial Assets	747,653
Level 2 | Financial assets at fair value through other comprehensive income | Other instruments issued in Chile | Trading equity instruments
Level hierarchy classification and figures
Financial Assets	8,939
Level 2 | Financial assets at fair value through other comprehensive income | Instruments issued by foreign institutions | Debt instruments
Level hierarchy classification and figures
Financial Assets	108,544
Level 3
Level hierarchy classification and figures
Financial Assets	43,976	54,327
Level 3 | Financial assets held-for-trading
Level hierarchy classification and figures
Financial Assets	20,866	8,012
Level 3 | Financial assets held-for-trading | Other instruments issued in Chile
Level hierarchy classification and figures
Financial Assets	20,866	8,012
Level 3 | Financial assets available-for-sale
Level hierarchy classification and figures
Financial Assets		46,315
Level 3 | Financial assets available-for-sale | Other instruments issued in Chile
Level hierarchy classification and figures
Financial Assets		46,265
Level 3 | Financial assets available-for-sale | Instruments issued by foreign institutions
Level hierarchy classification and figures
Financial Assets		50
Level 3 | Financial assets at fair value through other comprehensive income
Level hierarchy classification and figures
Financial Assets	23,110	$ 46,315
Level 3 | Financial assets at fair value through other comprehensive income | Debt instruments
Level hierarchy classification and figures
Financial Assets	23,021
Level 3 | Financial assets at fair value through other comprehensive income | Trading equity instruments
Level hierarchy classification and figures
Financial Assets	89
Level 3 | Financial assets at fair value through other comprehensive income | Other instruments issued in Chile | Debt instruments
Level hierarchy classification and figures
Financial Assets	23,021
Level 3 | Financial assets at fair value through other comprehensive income | Instruments issued by foreign institutions | Trading equity instruments
Level hierarchy classification and figures
Financial Assets	$ 89